Retirement Plans - Reconciliation of Level 3 Partnership Assets Within Fair Value Hierarchy (Details 12) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Level 3 fund assets
Ending Balance	$ 329,581	$ 329,078
Partnership [Member]
Reconciliation of Level 3 fund assets
Ending Balance	11,239	9,010
Significant Unobservable Inputs (Level 3) [Member]
Reconciliation of Level 3 fund assets
Ending Balance	40,760	32,735
Significant Unobservable Inputs (Level 3) [Member] | Partnership [Member]
Reconciliation of Level 3 fund assets
Beginning Balance	9,010	6,330
Capital contributions	2,570	2,462
Realized and unrealized gain	1,733	822
Capital distributions	(2,074)	(604)
Ending Balance	$ 11,239	$ 9,010